Unaudited Selected Quarterly Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								12 Months Ended
	Oct. 31, 2013	Nov. 30, 2012	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Sales and service revenues			$ 1,938	$ 1,637	$ 1,683	$ 1,562	$ 1,823	$ 1,596	$ 1,721	$ 1,568	$ 6,820	$ 6,708	$ 6,575
Operating income (loss)			174	127	116	95	106	66	106	80	512	358	100
Earnings (loss) before income taxes			143	99	87	65	77	37	77	50	394	241	(4)
Net earnings (loss)			$ 91	$ 69	$ 57	$ 44	$ 50	$ 13	$ 50	$ 33	$ 261	$ 146	$ (100)
Dividends declared per share	$ 0.20	$ 0.10	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10				$ 0.50	$ 0.10
Basic earnings (loss) per share			$ 1.86	$ 1.38	$ 1.14	$ 0.88	$ 1.01	$ 0.26	$ 1.01	$ 0.67	$ 5.25	$ 2.96	$ (2.05)
Diluted earnings (loss) per share			$ 1.82	$ 1.36	$ 1.12	$ 0.87	$ 0.98	$ 0.26	$ 1.00	$ 0.67	$ 5.18	$ 2.91	$ (2.05)